GOODWILL - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GOODWILL
Goodwill, beginning balance	$ 30,440	$ 29,745
Goodwill, Beginning Balance	30,440	29,745
Effect of exchange rate changes on goodwill	(2,263)	695
Goodwill, ending balance	28,177	30,440
Goodwill, Ending Balance	28,177	30,440
Ador Inc
GOODWILL
Goodwill, beginning balance	690	690
Goodwill, Beginning Balance	690	690
Goodwill, ending balance	690	690
Goodwill, Ending Balance	690	690
Ezbuy
GOODWILL
Goodwill, beginning balance	29,750	29,055
Goodwill, Beginning Balance	29,750	29,055
Effect of exchange rate changes on goodwill	(2,263)	695
Goodwill, ending balance	27,487	29,750
Goodwill, Ending Balance	$ 27,487	$ 29,750